Segment Information - Revenue information by segment and a reconciliation to consolidated total (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Information
Revenue	$ 62,260,864	$ 66,222,836	$ 68,615,768
Reconciliation to consolidated amounts:
Intersegment operations	(469,535)	(164,883)	(135,046)
Depreciation and amortization expense	(20,589,989)	(21,891,217)	(21,592,538)
Income before other expense	1,736,039	2,771,596	4,760,916
Operating (loss) income	(2,818,861)	1,857,795	3,737,747
Reportable segments
Segment Information
Revenue	62,730,399	66,387,719	68,750,814
Cable
Segment Information
Revenue	47,393,111	48,802,544	48,411,776
Sky
Segment Information
Revenue	15,337,288	17,585,175	20,339,038
Operating segment
Segment Information
Revenue	62,260,864	66,222,836	68,615,768
Reconciliation to consolidated amounts:
Corporate expenses	(756,045)	(1,031,223)	(1,346,469)
Intersegment operations	(154,990)	(120,366)	(98,908)
Depreciation and amortization expense	(20,510,853)	(21,107,312)	(20,715,260)
Income before other expense	1,736,039	2,771,596	4,760,916
Other expense, net	(4,554,900)	(913,801)	(1,023,169)
Operating (loss) income	(2,818,861)	1,857,795	3,737,747
Operating segment | Reportable segments
Segment Information
Revenue	62,730,399	66,387,719	68,750,814
Reconciliation to consolidated amounts:
Operating (loss) income	23,157,927	25,030,497	26,921,553
Operating segment | Cable
Reconciliation to consolidated amounts:
Operating (loss) income	18,485,611	19,299,121	20,505,283
Operating segment | Sky
Reconciliation to consolidated amounts:
Operating (loss) income	4,672,316	5,731,376	6,416,270
Intersegment Revenues
Segment Information
Revenue	(469,535)	(164,883)	(135,046)
Reconciliation to consolidated amounts:
Intersegment operations	(469,535)	(164,883)	(135,046)
Intersegment Revenues | Reportable segments
Segment Information
Revenue	(469,535)	(164,883)	(135,046)
Intersegment Revenues | Cable
Segment Information
Revenue	(166,906)	(161,937)	(131,559)
Intersegment Revenues | Sky
Segment Information
Revenue	(302,629)	(2,946)	(3,487)
Consolidated Revenues
Segment Information
Revenue	62,260,864	66,222,836	68,615,768
Consolidated Revenues | Reportable segments
Segment Information
Revenue	62,260,864	66,222,836	68,615,768
Consolidated Revenues | Cable
Segment Information
Revenue	47,226,205	48,640,607	48,280,217
Consolidated Revenues | Sky
Segment Information
Revenue	$ 15,034,659	$ 17,582,229	$ 20,335,551